VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.6%
Bermuda : 0.3%
Arch Capital Group Ltd.
3.63%, 06/30/50 $ 50 $ 38,422
Underline
Canada : 6.9%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 50 48,133
3.80%, 01/25/50 25 18,954
Bank of Nova Scotia
1.30%, 06/11/25 50 47,601
1.95%, 02/02/27 75 69,502
2.45%, 02/02/32 100 83,059
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 22,710
Brookfield Finance, Inc.
3.90%, 01/25/28 50 48,389
4.35%, 04/15/30 25 24,065
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 26,291
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,139
6.12%, 09/15/15 25 27,539
CI Financial Corp.
4.10%, 06/15/51 50 30,440
Emera US Finance LP
3.55%, 06/15/26 25 24,055
Enbridge, Inc.
3.12%, 11/15/29 125 114,671
4.25%, 12/01/26 25 24,701
5.70%, 03/08/33 † 25 25,804
Fortis, Inc.
3.06%, 10/04/26 25 23,799
Royal Bank of Canada
1.40%, 11/02/26 50 45,750
Toronto-Dominion Bank
1.15%, 06/12/25 50 47,552
1.20%, 06/03/26 50 46,104
1.25%, 09/10/26 75 68,717
890,975
Denmark : 0.4%
Danske Bank A/S 144A
1.55% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/10/27 50 45,607
Underline
Finland : 0.2%
Nordea Bank Abp 144A
0.75%, 08/28/25 25 23,476
Underline
France : 7.1%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 50 40,783
4.38%, 05/12/26 75 73,592
Par
(000’s) Value
France (continued)
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29 † $ 150 $ 150,830
5.18% (SOFR+1.52%),
01/09/30 75 75,491
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29 25 25,378
Credit Agricole SA 144A
2.02%, 01/11/27 50 46,340
4.38%, 03/17/25 50 49,328
5.51%, 07/05/33 75 77,998
Societe Generale SA 144A
1.49% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/14/26 100 92,545
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 100 91,450
3.00%, 01/22/30 100 87,745
4.25%, 04/14/25 50 49,124
4.68%, 06/15/27 50 49,526
910,130
Germany : 0.3%
Deutsche Bank AG
3.73% (SOFR+2.76%),
01/14/32 50 42,010
Underline
India : 0.4%
Adani Ports & Special
Economic Zone Ltd. 144A
4.20%, 08/04/27 50 46,144
Underline
Italy : 1.7%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 100 102,922
7.20%, 11/28/33 50 53,615
7.78% (US Treasury
Yield Curve Rate T 1
Year+3.90%), 06/20/54 25 25,641
UniCredit SpA 144A
1.98% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 06/03/27 50 46,084
228,262
Japan : 0.2%
Nomura Holdings, Inc.
1.85%, 07/16/25 25 23,782
Underline
Mexico : 0.4%
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 50 46,598
Underline
Netherlands : 1.4%
Prosus NV 144A
3.06%, 07/13/31 50 40,721
3.68%, 01/21/30 50 43,576
4.03%, 08/03/50 50 32,009
4.99%, 01/19/52 100 73,604
189,910

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Norway : 0.4%
Var Energi ASA 144A
8.00%, 11/15/32 $ 50 $ 56,374
Underline
Saudi Arabia : 2.5%
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50 75 50,476
3.50%, 04/16/29 50 46,748
3.50%, 11/24/70 50 32,088
4.25%, 04/16/39 150 130,195
4.38%, 04/16/49 100 82,416
341,923
Sweden : 0.8%
Skandinaviska Enskilda
Banken AB 144A
1.40%, 11/19/25 25 23,547
Svenska Handelsbanken AB
144A
3.95%, 06/10/27 50 48,871
Swedbank AB 144A
3.36%, 04/04/25 25 24,561
96,979
Switzerland : 1.0%
UBS Group AG 144A
1.36% (US Treasury
Yield Curve Rate T 1
Year+1.08%), 01/30/27 50 46,080
2.75% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/33 50 41,013
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43 50 37,445
124,538
Taiwan : 0.8%
TSMC Global Ltd. 144A
0.75%, 09/28/25 50 46,714
1.25%, 04/23/26 50 46,364
93,078
United Kingdom : 3.7%
Barclays Plc
2.65% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 06/24/31 100 84,540
2.67% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 03/10/32 100 82,523
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/32 50 41,300
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42 100 74,719
4.38%, 01/12/26 50 49,373
4.84%, 05/09/28 50 48,693
Haleon UK Capital Plc
3.12%, 03/24/25 50 48,928
Standard Chartered Plc 144A
Par
(000’s) Value
United Kingdom (continued)
2.68% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 06/29/32 $ 50 $ 40,831
470,907
United States : 70.1%
Altria Group, Inc.
2.45%, 02/04/32 75 61,371
3.40%, 02/04/41 25 18,522
4.25%, 08/09/42 100 82,060
4.80%, 02/14/29 75 75,198
5.38%, 01/31/44 † 25 24,660
5.80%, 02/14/39 50 51,173
5.95%, 02/14/49 60 60,241
Apple, Inc.
1.12%, 05/11/25 50 47,886
2.05%, 09/11/26 100 94,279
2.85%, 08/05/61 75 50,594
3.20%, 05/11/27 100 96,684
3.35%, 02/09/27 50 48,722
4.10%, 08/08/62 50 43,546
Ares Capital Corp.
2.15%, 07/15/26 25 22,832
2.88%, 06/15/28 100 88,853
AT&T, Inc.
3.65%, 09/15/59 175 123,616
3.85%, 06/01/60 75 55,318
Becton Dickinson & Co.
3.70%, 06/06/27 75 72,576
Berkshire Hathaway Energy
Co.
2.85%, 05/15/51 25 16,711
3.80%, 07/15/48 50 39,366
4.25%, 10/15/50 50 41,680
4.45%, 01/15/49 50 43,455
5.15%, 11/15/43 25 24,814
6.12%, 04/01/36 75 81,470
Berkshire Hathaway Finance
Corp.
2.85%, 10/15/50 75 51,888
3.85%, 03/15/52 50 41,409
4.20%, 08/15/48 150 135,784
Berry Global, Inc.
1.57%, 01/15/26 25 23,350
Berry Global, Inc. 144A
4.88%, 07/15/26 50 49,229
Blackstone Holdings Finance
Co. LLC 144A
3.20%, 01/30/52 50 34,565
Blue Owl Capital Corp.
3.40%, 07/15/26 50 46,839
Broadcom Corp. / Broadcom
Cayman Finance Ltd.
3.88%, 01/15/27 75 73,074
Broadcom, Inc.
3.15%, 11/15/25 25 24,258
Broadcom, Inc. 144A
3.42%, 04/15/33 125 109,847
4.93%, 05/15/37 75 72,386

Par
(000’s) Value
United States (continued)
Cameron LNG LLC 144A
3.70%, 01/15/39 $ 75 $ 64,094
Campbell Soup Co.
3.95%, 03/15/25 25 24,662
Capital One Financial Corp.
6.38% (SOFR+2.86%),
06/08/34 25 25,985
CF Industries, Inc. 144A
4.50%, 12/01/26 25 24,638
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 21,597
2.80%, 04/01/31 25 20,666
3.85%, 04/01/61 50 30,338
4.91%, 07/23/25 75 74,350
5.05%, 03/30/29 100 98,419
5.38%, 04/01/38 25 22,686
5.38%, 05/01/47 25 20,943
6.48%, 10/23/45 100 96,245
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 23,551
5.12%, 06/30/27 25 25,131
5.88%, 03/31/25 50 50,147
Cheniere Energy, Inc.
4.62%, 10/15/28 25 24,204
Coca-Cola Co./The
1.45%, 06/01/27 50 45,728
Conagra Brands, Inc.
1.38%, 11/01/27 25 21,975
4.85%, 11/01/28 25 24,926
Constellation Brands, Inc.
2.25%, 08/01/31 25 20,867
3.15%, 08/01/29 † 50 46,195
Corning, Inc.
5.45%, 11/15/79 25 24,277
Costco Wholesale Corp.
3.00%, 05/18/27 50 48,233
Credit Suisse AG
1.25%, 08/07/26 100 91,261
2.95%, 04/09/25 75 72,973
5.00%, 07/09/27 100 100,090
Deutsche Bank AG
1.69%, 03/19/26 50 46,825
2.13% (SOFR+1.87%),
11/24/26 100 94,185
3.74% (SOFR+2.26%),
01/07/33 50 40,952
Duke Energy Carolinas LLC
4.95%, 01/15/33 75 75,634
EMD Finance LLC 144A
3.25%, 03/19/25 50 48,889
Entergy Louisiana LLC
4.00%, 03/15/33 25 23,312
Equinix , Inc.
3.20%, 11/18/29 50 45,754
Par
(000’s) Value
United States (continued)
Fiserv, Inc.
2.25%, 06/01/27 $ 100 $ 92,765
3.85%, 06/01/25 25 24,604
4.20%, 10/01/28 75 73,231
Florida Power & Light Co.
2.45%, 02/03/32 25 21,331
2.88%, 12/04/51 25 16,960
3.15%, 10/01/49 100 72,348
5.05%, 04/01/28 25 25,613
FS KKR Capital Corp.
3.40%, 01/15/26 25 23,784
General Mills, Inc.
2.88%, 04/15/30 75 67,590
4.00%, 04/17/25 25 24,700
GLP Capital LP / GLP
Financing II, Inc.
5.25%, 06/01/25 25 24,903
HCA, Inc.
4.12%, 06/15/29 100 95,545
5.25%, 04/15/25 75 74,935
5.25%, 06/15/26 25 25,083
5.50%, 06/15/47 † 125 120,686
Home Depot, Inc.
5.95%, 04/01/41 25 27,816
Huntington Bancshares, Inc.
2.55%, 02/04/30 25 21,468
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 75 66,500
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,113
J M Smucker Co.
3.50%, 03/15/25 25 24,571
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 50 48,409
4.05%, 04/15/32 50 47,487
4.60%, 05/25/28 25 25,016
KeyBank NA/Cleveland OH
4.15%, 08/08/25 50 48,914
KeyCorp
2.55%, 10/01/29 50 43,030
Kinder Morgan Energy
Partners LP
5.50%, 03/01/44 25 23,831
Kraft Heinz Foods Co.
3.00%, 06/01/26 50 48,041
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 75 88,662
Lowe's Cos, Inc.
4.00%, 04/15/25 25 24,703
5.80%, 09/15/62 25 26,238
McCormick & Co., Inc.
3.40%, 08/15/27 25 23,947
McDonald's Corp.
2.12%, 03/01/30 25 21,860
3.50%, 07/01/27 25 24,236
3.60%, 07/01/30 25 23,656
3.62%, 09/01/49 50 39,208

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
3.80%, 04/01/28 $ 75 $ 73,189
4.45%, 03/01/47 25 22,519
4.70%, 12/09/35 75 74,156
4.88%, 12/09/45 50 48,480
6.30%, 10/15/37 50 56,342
Meta Platforms, Inc.
4.65%, 08/15/62 50 45,881
Metropolitan Life Global
Funding I 144A
1.88%, 01/11/27 75 68,973
5.15%, 03/28/33 25 25,287
Mondelez International, Inc.
2.62%, 03/17/27 50 47,238
2.62%, 09/04/50 25 16,376
2.75%, 04/13/30 25 22,573
Nestle Holdings, Inc. 144A
3.50%, 09/24/25 25 24,604
NextEra Energy Capital
Holdings, Inc.
6.05%, 03/01/25 50 50,436
Oracle Corp.
3.85%, 07/15/36 75 65,447
4.12%, 05/15/45 100 82,211
4.30%, 07/08/34 50 46,569
4.38%, 05/15/55 50 41,233
5.38%, 07/15/40 100 98,868
6.50%, 04/15/38 50 55,249
Pacific Gas and Electric Co.
3.25%, 06/01/31 50 43,460
3.50%, 08/01/50 50 34,980
3.75%, 07/01/28 75 70,689
4.50%, 07/01/40 50 43,132
4.55%, 07/01/30 75 71,723
4.95%, 07/01/50 100 87,282
6.15%, 01/15/33 50 52,019
PepsiCo, Inc.
2.75%, 04/30/25 100 97,658
2.75%, 03/19/30 25 22,745
3.60%, 02/18/28 75 73,154
Philip Morris International,
Inc.
0.88%, 05/01/26 50 45,994
2.75%, 02/25/26 25 24,033
3.38%, 08/15/29 75 70,247
3.88%, 08/21/42 50 41,126
4.12%, 03/04/43 50 42,273
4.38%, 11/15/41 65 58,016
5.38%, 02/15/33 25 25,529
5.62%, 11/17/29 25 26,102
5.75%, 11/17/32 50 52,362
Public Service Co. of
Colorado
1.88%, 06/15/31 50 41,016
Republic Services, Inc.
3.95%, 05/15/28 50 48,988
San Diego Gas & Electric Co.
1.70%, 10/01/30 75 62,064
Sherwin-Williams Co.
Par
(000’s) Value
United States (continued)
3.45%, 06/01/27 $ 50 $ 48,242
Southern California Edison
Co.
2.95%, 02/01/51 25 16,585
3.65%, 02/01/50 50 38,081
Southern Co.
3.25%, 07/01/26 50 48,264
Sprint Capital Corp.
6.88%, 11/15/28 75 81,079
Sprint LLC
7.62%, 02/15/25 100 101,782
7.62%, 03/01/26 25 26,105
Time Warner Cable LLC
4.50%, 09/15/42 25 19,780
5.88%, 11/15/40 25 22,729
6.55%, 05/01/37 100 99,870
6.75%, 06/15/39 75 74,561
T-Mobile USA, Inc.
1.50%, 02/15/26 25 23,405
3.00%, 02/15/41 25 18,694
3.50%, 04/15/25 25 24,514
3.60%, 11/15/60 75 54,146
3.75%, 04/15/27 100 96,979
3.88%, 04/15/30 125 118,244
4.38%, 04/15/40 50 45,153
Tyson Foods, Inc.
3.55%, 06/02/27 50 47,937
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 50,738
Verisk Analytics, Inc.
4.00%, 06/15/25 25 24,675
Verizon Communications,
Inc.
2.35%, 03/15/32 50 41,539
3.70%, 03/22/61 75 55,987
4.02%, 12/03/29 150 144,306
4.12%, 03/16/27 75 73,785
4.33%, 09/21/28 50 49,315
VICI Properties LP
4.75%, 02/15/28 50 48,989
5.12%, 05/15/32 50 47,824
5.62%, 05/15/52 25 23,581
VICI Properties LP / VICI Note
Co., Inc. 144A
3.50%, 02/15/25 50 48,811
4.25%, 12/01/26 75 72,257
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 25 23,645
VMware LLC
4.50%, 05/15/25 50 49,632
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,031
Weyerhaeuser Co.

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.00%, 04/15/30 $ 50 $ 47,709
8,987,969
Total Corporate Bonds
Par
(000’s) Value
United States (continued)
(Cost: $13,105,132) $ 12,657,084
Total Investments: 98.6%
(Cost: $13,105,132) 12,657,084
Other assets less liabilities: 1.4% 184,565
NET ASSETS: 100.0% $ 12,841,649
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $309,757.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,209,175, or 25.0% of net assets.
Summary of Investments by Sector
% of
Investments Value
Financials 27.3% $ 3,459,929
Technology 20.6 2,612,276
Consumer Non-Cyclicals 17.3 2,189,107
Consumer Cyclicals 8.8 1,112,818
Utilities 8.1 1,030,523
Energy 5.6 704,887
Industrials 4.8 604,540
Healthcare 3.5 437,717
Real Estate 2.8 359,828
Basic Materials 1.2 145,459
100.0% $ 12,657,084